Property, plant and equipment - Right-of-use assets (Details) - Right-of-use Assets [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 5,314,425	$ 1,543,598
Properties
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	5,261,372	1,529,513
Office and lab equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 53,053	$ 14,085